Share capital and reserves, Reserves (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Share capital and reserves [Abstract]
Other reserves	$ 4,651	$ 2,595
Foreign currency translation reserve	$ (10,507)	$ (13,035)